Borrowings	12 Months Ended
Dec. 31, 2017
Borrowings [Abstract]
BORROWINGS
NOTE 11:-	BORROWINGS

a.	Composition:

	December 31,
	2017	2016
	NIS in thousands

At amortized cost:
Loans from banks and financial institutions (see c below)	-	761,710
Notes issued by the Company (see d below)	538,668	498,637
Notes issued by PC (see e below)	485,504	721,292

	1,024,172	1,981,639
Less - current maturities (see note 9)	(780,861)	(1,128,769)

	243,311	852,870

b.	Linkage basis and interest rates:

	December 31, 2017
	Interest rates	NIS in thousands
	%

NIS	Israeli CPI + 6 - 6.9	1,002,913
PLN	6m Wibor + 6	21,259

c.	The following table provides breakdown of the Group’s loans from banks and financial institutions:

	December 31,
	2017	2016
	NIS in thousands

Loans provided to the Company (*)	-	59,082
Loans provided to PC (mainly with respect to trading property) (**)	-	332,705
Loans provided to SPV holding the Radisson Complex (see note 19)	-	369,923

	-	761,710

(*)	During December 2017, the Company repaid the entire loan to Bank Hapoalim in amount of approximately NIS 59 million.
(**)	Following the sale of PC subsidiaries, all PC bank loan were derecognized in amount of approximately NIS 333 million.

For collaterals see also note 13d.

d.	1.	Issuance of notes by the Company:

On February 20, 2014 two series of notes were issued by the Company:

The first series of notes (“Series H”) was in the aggregate principal amount of NIS 448 million, repayable in a single payment at May 31, 2018. The second series of notes (“Series I”) was in the aggregate principal amount of NIS 218 million, repayable in a single payment at December 1, 2019. Both series of the notes are bearing interest at the rate of 6% per annum and are linked to the Israeli consumer price index. Interest on the series H notes will be payable in cash on a semi-annual basis, while interest on series I notes will be accrued to the principal and will be payable on the final maturity date.

In addition, the notes include mandatory prepayment provisions in the event the Company pays a cash dividend or makes any other distribution, such that the Company is obligated to prepay an amount equal to the amount distributed by the Company, in the following order: (i) first, towards all unpaid amounts under the Series H, and (ii) secondly, towards all unpaid amounts under Series I.

The following table present the terms of the Company’s Notes as for December 31, 2017:

	Effective interest rate	interest rate	Principal final maturity	Adjusted par value	Carrying amounts as at December 31, 2017
	%	%	NIS in thousands

Series H notes	9.47	CPI+6	2018	296,160	295,363
Series I notes	12.8	CPI+6	2019	217,279	184,955
Accumulated interest on Series I notes				58,350	58,350

				571,789	538,668

The Company’s notes as for December 31, 2016:

	Effective interest rate	interest rate	Principal final maturity	Adjusted par value	Carrying amounts as at December 31, 2016
	%	%		NIS in thousands

Series H notes	9.47	CPI+6	2018	296,160	282,935
Series I notes	12.8	CPI+6	2019	217,279	172,954
Accumulated interest on Series I notes				42,748	42,748

				556,187	498,637

For collaterals see note 13d2.

2.	Buyback and early repayment plan of Company’s debentures:

Series H

As for December 31, 2017, the Company purchased NIS 150 million par value from series H, for a total consideration of NIS 138 million, resulting in a gain of NIS 2.3 million in 2016 and NIS 3.4 million 2015 which was recorded in the statement of income. All the notes repurchased have been fully redeemed. See also note 16c.

On January 5, 2018, the Company repaid an early repayment of NIS 240 million par value of Series H.

During March 2018 the Company repurchase NIS 7.1 million par value of series H for a total consideration of NIS 7.2 million. As a result, no material income/expenses is expected to be recorded in the statement of profit and loss.

The remaining amount of Series H as for the date of approving the financial statement is NIS 50 million and are due on May 2018.

Series I

During March 2018, the Company purchased NIS 42.2 million par value from series I, for a total consideration of NIS 49.2 million. As a result, the Company is expected to be recorded NIS 2 million expenses in the statement of profit and loss.

The remaining amount of Series I as for the date of approving the financial statement is NIS 226 million and are due on November 2019.

e.	PC’s notes:

The following table present PC’s notes as of December 31, 2017:

	Effective interest rate	Contractual interest rate	Principal final maturity(*)	Adjusted par value	Carrying amounts as at December 31 2017
	%	%		NIS in thousands

Series A Notes	9.47%	CPI+6	2020	198,974	190,865
Series B Notes	13.48%	CPI+6.9	2019	291,333	273,380
Polish Notes	10.46%	6%+ 6M WIBOR	2018	21,176	21,259

				511,483	485,504

The following table present PC’s notes as of December 31, 2016:

	Effective interest rate	Contractual interest rate	Principal final maturity (*)	Adjusted par value	Carrying amounts as at December 31 2016
	%	%		NIS in thousands
Series A Notes	9.47%	CPI+6	2020	257,772	248,716
Series B Notes	13.48%	CPI+6.9	2019	453,264	429,871
Polish Notes	10.46%	6%+ 6M WIBOR	2018	42,988	42,705

				754,024	721,292	(*)

(*)	The Debentures are classified as current liabilities (see note 7 b2).

(1)	Pursuant to PC’s Restructuring Plan, PC will assign 75% of the net proceeds received from the sale or refinancing of any of its assets as early repayment.

(2)	Approved amendment to an early prepayment term under the Restructuring

PC has implemented the restructuring plan that was approved by the Dutch court on July 9, 2014 (the “Restructuring Plan”).

Under the Restructuring Plan, principal payments under the notes that originally due in the years 2013 to 2015 were deferred for a period of four and a half years, and principal payments originally due in 2016 and 2017 were deferred for a period of one year (the “Extended Repayment Schedule”).

The Restructuring Plan further provides that, if PC does not prepay an aggregate amount of at least NIS 434 million on the principal of the notes on or before December 1, 2016 (the “Early Prepayment”), the principal payments due under the Extended Repayment Schedule will be advanced by one year (the “Accelerated Repayment Schedule”).

On November 29, 2016, PC’s note holders approved to a postponement of the Early Prepayment date by up to four months and the reduction of the total amount of the required Early Prepayments to at least NIS 382 million (a reduction of 12% on the original amount).

In addition, PC agreed to pay to its Noteholders, on March 31, 2018, a one-time consent fee in the amount of approximately EUR 488 thousand (NIS 2 million) (which is equal to 0.25% from the Company’s outstanding debt under the Notes at that time) (the “Consent Fee”). The consent Fee has been paid to PC’s Noteholders on a pro rata basis.

During first three months 2017, PC paid to its bondholders a total amount of NIS 191.7 million as an early redemption. Upon such payments, the PC complied with the Early Prepayment Term (early redemption at the total sum of at least NIS 382,000,000) and thus obtained a deferral of one year for the remaining contractual obligations of the bonds.

In addition to the above, the following terms were approved by the Note holders:

a.	Casaradio proceeds - If PC shall sell the Casaradio project located in Romania (hereinafter: the “Project”) to a third party, including by way of selling its holdings in any of the entities through which the Company holds the Project (and said sale shall be carried out before the full repayment of the debentures and until no later than December 31, 2019 (“Final Date”), for an amount which exceeds EUR 45 million net (.e. after brokerage fees (if any), taxes, fees, levies or any other obligatory payment due to any authority in respect to the said sale) which shall actually be received by PC, then the holders of notes shall be eligible for a one-time payment (which shall come in addition to the principal and interest payments in accordance with the repayment schedule), in certain amounts specified in tranches.

b.	Registering of Polish bonds for trade - PC has committed to undertake best efforts to admit the Polish bonds for trading on the Warsaw Stock Exchanges and proceeding in this respect are ongoing.

(3)	Settlement agreement with Bondholders of Israeli Series of Bonds

In January 2018, a settlement agreement was signed by and among the PC and the two Israeli Series of Bonds (“Settlement Agreement”). In the Settlement Agreement it was agreed, inter alia, to approve:

●	New repayment ratios between the two Israeli Series of Bonds (new ratio: Bond A- 39% Bond B- 61%);
●	An increase in the level of the mandatory early repayments from 75% to 78% of the relevant net income;
●	New repayment schedule;
●	An increase in the compensation to be paid to the Bondholders in the event of successful disposal of Casa Radio Project;
●	A waiver of claims to the PC and its directors and officers; and
●	To waive the request for publication of quarterly financial reports by the Company.

As a result of settlement agreement signing, Series A Bondholders withdraw their request for immediate repayment.

It is clarified that the Settlement Agreement is a separate agreement among the parties thereto with respect to the PC’s restructuring plan, and as such has no effect on the Polish Bondholders.

On January 31, 2018 the PC paid the bondholders a total amount of principal and interest of EUR 38,487 thousands.

(4)	The net cash flow received by the PC following an exit or raising new financial indebtedness (except if taken for the purpose of purchase, investment or development of real estate asset) or refinancing of real estate assets after the full repayment of the asset’s related debt that was realized or in respect of a loan paid in case of debt recycling (and in case where the exit occurred in the subsidiary - amounts required to repay liabilities to the creditors of that subsidiary) and direct expenses in respect of the asset (any sale and tax costs, as incurred) , will be used for repayment of the accumulated interest till that date in all of the series (in case of an exit which is not one of the four shopping centers only 50% of the interest) and 78% of the remaining cash (following the interest payment) will be used for an early repayment of the close principal payments for each of the series (A, B, Polish) each in accordance with its relative share in the deferred debt. Such prepayment will be real repayment and not in bond purchase.

Mandatory repayment of subsequent to the reporting date (without early repayments):

As a result of the non-substantial modifications of terms regarding the approved amendment described above, PC calculated a new effective interest rate as follows:

	EUR	NIS
2018	24,175	100,398
2019	84,568	351,210
2020	14,417	59,874
	123,160	511,482

For PC’s notes collaterals and covenants - see note 13d2 13c2. For liens - see note 13d13c.